Leases (Details) - Schedule of lease expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease expense [Abstract]
Operating leases cost excluding short-term rental expense	$ 739,582	$ 1,207,920	$ 1,567,532
Short-term lease cost	51,274	8,991	17,714
Total	$ 790,856	$ 1,216,911	$ 1,585,246